Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2015	Jan. 27, 2010
Debt Instrument [Line Items]
Total principal	$ 3,363,127	$ 3,449,611
Less unamortized discount and debt issuance costs	(43,604)	(31,906)
Total debt	3,319,523	3,417,705
Less current portion	(242,137)	(800,897)
Long-term portion	$ 3,077,386	2,616,808
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt interest rate	8.50%		8.50%	8.50%
Total principal	$ 508,577	592,657
Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Debt interest rate	5.00%
Total principal	$ 125,000	0
Norwegian Kroner-denominated Bonds due through August 2023
Debt Instrument [Line Items]
Total principal	352,973	377,856
U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal	1,536,499	1,358,798
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Total principal	193,781	232,957
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total principal	3,300	10,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	$ 642,997	$ 877,343